Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($) item	Jun. 30, 2023 USD ($) item segment	Jun. 30, 2022 USD ($) item
Segment Information
Number of reportable segments | segment			1
Number of vessels | item	18	17	18	17
Revenues	$ 73,824	$ 63,959	$ 145,004	$ 129,155
Eni Trading and Shipping S.p.A.
Segment Information
Revenues		11,057		21,992
Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Segment Information
Revenues	12,625	11,463	23,996	22,805
Equinor ASA
Segment Information
Revenues	8,661	4,186	17,856	8,521
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.
Segment Information
Revenues	10,010	9,693	16,706	19,031
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Revenues	4,687	3,460	8,765	12,286
KNOT
Segment Information
Revenues	7,607	2,559	13,923	5,417
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies
Segment Information
Revenues	$ 14,424	$ 3,131	$ 28,689	$ 3,131
Revenues | Eni Trading and Shipping S.p.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	0.00%	17.00%	0.00%	17.00%
Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	18.00%	18.00%	17.00%	18.00%
Revenues | Equinor ASA | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	12.00%	7.00%	13.00%	8.00%
Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	14.00%	15.00%	12.00%	15.00%
Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	7.00%	5.00%	6.00%	10.00%
Revenues | KNOT | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	11.00%	4.00%	10.00%	3.00%
Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	20.00%	5.00%	20.00%	2.00%
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%